Business Combination (Details) - Schedule of purchase price allocated to intangible assets - AutoLotto, Inc. [Member]	Sep. 30, 2021 USD ($)
Business Combination (Details) - Schedule of purchase price allocated to intangible assets [Line Items]
Total Intangibles	$ 8,590,000
Customer Relationships [Member]
Business Combination (Details) - Schedule of purchase price allocated to intangible assets [Line Items]
Total Intangibles	410,000
Gaming Licenses [Member]
Business Combination (Details) - Schedule of purchase price allocated to intangible assets [Line Items]
Total Intangibles	4,020,000
Trade Names and Trademarks [Member]
Business Combination (Details) - Schedule of purchase price allocated to intangible assets [Line Items]
Total Intangibles	2,540,000
Technology [Member]
Business Combination (Details) - Schedule of purchase price allocated to intangible assets [Line Items]
Total Intangibles	$ 1,620,000